Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Schedule of expected useful lives of property, plant and equipment

Property and equipment	Useful life
Leasehold improvements	Life of lease
Fixtures, fittings and equipment	5 years
Computer hardware and software	3 years